COMPREHENSIVE INCOME - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Comprehensive Income [Abstract]
Net income (loss)	$ (5,970,000,000)	$ 242,000,000	$ (5,329,000,000)	$ 875,000,000
Other Comprehensive Income (Loss), Net Of Tax [Abstract]
Currency translation adjustment	406,000,000	91,000,000	872,000,000	346,000,000
Unrealized gain (loss) on derivative financial instruments, net	(77,000,000)	(185,000,000)	(69,000,000)	(521,000,000)
Unrealized gain (loss) on available-for-sale securities, net	(17,000,000)	(66,000,000)	37,000,000	(265,000,000)
Unrealized gain (loss) on defined benefit plans	0	0	(13,000,000)	0
Other Comprehensive Income (Loss)	312,000,000	(160,000,000)	827,000,000	(440,000,000)
Comprehensive Income (loss)	(5,658,000,000)	82,000,000	(4,502,000,000)	435,000,000
Comprehensive income (loss) attributable to non-controlling interests	(2,000,000)	136,000,000	64,000,000	134,000,000
Comprehensive income (loss) attributable to Teva	$ (5,656,000,000)	$ (54,000,000)	$ (4,566,000,000)	$ 301,000,000